Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 1,135	$ 2,044
Other comprehensive (loss) income, net of tax:
Net change in unrealized holding gain on available-for-sale securities	(2,783)	411
Other comprehensive (loss) income, net of tax	(2,783)	411
Comprehensive (loss) income	$ (1,648)	$ 2,455